Liabilities Measured at Fair Value on a Recurring Basis (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Liabilities Measured at Fair Value on a Recurring Basis
Schedule of weighted-average assumptions used in valuing the warrant liability

	April 20, 2026	June 30, 2026
Expected term to De-SPAC (Years)	0.4	0.3
Warrant term	5.0	5.0
Probability of De-SPAC and Market Adjustment	64.0%	73.0%
Forward Risk-Free Rate (Continuous	3.88%	4.18%
Volatility	19.5%	40.0%
Redemption trigger price	$35.00	$35.00
Floor price	$7.28	$7.28

Schedule of roll forward of warrant liability

Fair value at April 20, 2026	$100,000,000
Change in fair value of PIPE Subscription derivative liability	37,942,000
Fair value at June 30, 2026	$137,942,000

HZO, Inc. and Subsidiaries
Liabilities Measured at Fair Value on a Recurring Basis
Schedule of composition and fair value hierarchy of financial liabilities

	June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Non-marketable equity securities	$—	$—	$15,000,000	$15,000,000
Total	$—	$—	$15,000,000	$15,000,000
Liabilities:
Warrant liability	$—	$—	$2,066,673	$2,066,673
Embedded derivative liability	$—	$—	$50,881,000	$50,881,000
Total	$—	$—	$52,947,673	$52,947,673

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$51,673	$51,673
Embedded derivative liability	$—	$—	$3,396,000	$3,396,000
Total	$—	$—	$3,447,673	$3,447,673

	2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$51,673	$51,673
Embedded derivative liability	$—	$—	$3,396,000	$3,396,000
Total	$—	$—	$3,447,673	$3,447,673

	2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$57,984	$57,984
Embedded derivative liability	$—	$—	$1,052,000	$1,052,000
Total	$—	$—	$1,109,984	$1,109,984

Schedule of weighted-average assumptions used in valuing the warrant liability

	As of	As of
	June 30,	December 31,
	2026	2025
Risk-free interest rate	3.4%	3.4%
Expected stock price volatility	60%	60%
Expected dividend yield	0%	0%
Expected term (years)	0.6	2.0

	2025	2024
Risk-free interest rate	3.4%	4.0%
Expected stock price volatility	60%	60%
Expected dividend yield	0%	0%
Expected term (years)	2.0	2.5

Schedule of roll forward of warrant liability

Warrant
Liability
Balance at December 31, 2025	$51,673
Warrants granted in connection with issuance of convertible promissory notes	1,516,000
Change in fair value	499,000
Balance at June 30, 2026	$2,066,673

Embedded
Derivative
Liability
Balance at December 31, 2025	$3,396,000
Embedded derivative liability from convertible promissory notes	4,559,000
Change in fair value	42,926,000
Balance at June 30, 2026	$50,881,000

Warrant
Liability
Balance at December 31, 2023	$784,724
Change in fair value	(726,740)

Balance at December 31, 2024	57,984
Change in fair value	(6,311)

Balance at December 31, 2025	$51,673